SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Core Bond Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.41%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.39%
Total Annual Fund Operating Expenses[4]	0.80%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.70%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.36%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
July 1, 2015	SUP036

SUPPLEMENT TO THE
CLASS R PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Core Bond Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.41%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.45%
Total Annual Fund Operating Expenses[4]	1.11%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[5]	1.03%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.36%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
July 1, 2015	SUP039

SUPPLEMENT TO THE
CLASS R6 PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Core Bond Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.41%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses[4]	0.48%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.37%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.36%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Class R6 Eligibility Changes

Effective immediately, the following sentence is added to the Fund's introductory paragraph in the sections entitled "Fund Summary - Purchase and Sale of Fund Shares" and "How to Buy Shares" for the Class R6 shares:

"Class R6 shares also are available to Funds of Funds managed by Funds Management."

July 1, 2015	SUP041

SUPPLEMENT TO THE
INSTITUTIONAL CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Core Bond Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.41%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.12%
Total Annual Fund Operating Expenses[4]	0.53%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.42%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.36%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

II. Institutional Class Eligibility Changes

Effective immediately, the Fund's Minimum Investments table with respect to Institutional Class shares in the section entitled "Fund Summary - Purchase and Sale of Fund Shares" is hereby replaced with the following:

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

In addition, the bulleted list in the section entitled "How to Buy Shares" is hereby replaced with the following:

■

Employee benefit programs;

■

Broker-dealer managed account or wrap programs that charge an asset-based fee;

■

Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

■

Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

■

Internal Revenue Code Section 529 college savings plan accounts;

■

Fund of Funds including those advised by Funds Management;

■

Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

■

Endowments, non-profits and charitable organizations who invest a minimum initial amount of $500,000 in a Fund;

■

Any other institutions or customers of financial intermediaries who invest a minimum initial amount of $1 million in a Fund;

■

Individual investors who invest a minimum initial amount of $1 million directly with a Fund; and

■

Certain investors and related accounts as detailed in a Fund's Statement of Additional Information.

July 1, 2015	SUP037

SUPPLEMENT TO THE
INVESTOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Core Bond Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.41%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses[4]	0.89%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.79%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.36%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
July 1, 2015	SUP038

SUPPLEMENT TO THE
CLASS R4 PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Core Bond Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees[2] [3]	0.41%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses[4]	0.63%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.52%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.36%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
July 1, 2015	SUP040

SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Core Bond Fund
 (the "Fund")

At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:

I. Combined Management and Fund-Level Administration Fees

Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees[2] [3]	0.41%	0.41%	0.41%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.45%	0.45%	0.45%
Total Annual Fund Operating Expenses[4]	0.86%	1.61%	1.61%
Fee Waivers	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.78%	1.53%	1.53%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	The management fee is 0.36%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.	The Adviser has contractually committed through September 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
July 1, 2015	SUP035